Restructuring - Activity in Restructuring Liability Accounts (Detail) - 2013 Restructuring [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 2,209
Provision-net	303
Usage	(552)
Ending Balance	1,960
Lease/Rental Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	2,123
Provision-net	17
Usage	(354)
Ending Balance	1,786
One-Time Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Provision-net	239
Usage	(174)
Ending Balance	65
Datacenter Consolidation, Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	86
Provision-net	47
Usage	(24)
Ending Balance	$ 109